Leases - Property Associated with Sale Leaseback (FY) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
Property, plant, and equipment	$ 540,409
Accumulated depreciation	(22,741)
Net property, plant, and equipment	$ 517,668